Loans and borrowings - Summary of carrying and fair value (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Aug. 28, 2020	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Borrowings	€ (720,856)		€ (625,676)	€ (624,500)
Short-term portion	111		1,081	2,102
Long-term portion	720,745		624,595	622,398
Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	(729,000)		(630,000)	(630,000)
Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	(739,947)		(613,389)	(594,121)
Short-term portion	111		1,081	2,102
Long-term portion	739,836		612,308	592,019
Term Loan | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	0		(634,267)	(635,839)
Long-term financing - Senior debt facility
Disclosure of financial liabilities [line items]
Borrowings	(621,700)
Long-term financing - Senior debt facility | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	(630,000)		0	0
Long-term financing - Senior debt facility | Deferred Financing Costs
Disclosure of financial liabilities [line items]
Borrowings	(8,300)
Corporate Borrowings | Deferred Financing Costs
Disclosure of financial liabilities [line items]
Borrowings	(8,255)		(9,672)	(13,441)
Revolving Credit Facility (RCF)
Disclosure of financial liabilities [line items]
Borrowings	(99,000)	€ (99,000)
Revolving Credit Facility (RCF) | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	(99,000)		0	0
Revolving Credit Facility (RCF) | Capitalized financing fees - RCF
Disclosure of financial liabilities [line items]
Borrowings	0		(912)	(1,433)
Revolving Credit Facility (RCF) | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	(99,000)		0	0
Other bank overdraft
Disclosure of financial liabilities [line items]
Borrowings	(111)		(1,081)	(2,102)
Other bank overdraft | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	(111)		(1,081)	(2,102)
Other bank overdraft | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	€ (111)		(1,081)	(2,102)
Senior debt facility
Disclosure of financial liabilities [line items]
Effective interest	3.18%
Senior debt facility | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	€ (621,745)		0	0
Senior debt facility | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	(640,836)		0	0
Capitalized financing fees - RCF | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	0		€ (912)	€ (1,433)
Term senior debt
Disclosure of financial liabilities [line items]
Effective interest			3.61%	3.84%
Term senior debt | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	0		€ (625,507)	€ (623,831)
Term senior debt | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	€ 0		€ (613,220)	€ (593,452)